Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows	3 Months Ended
Mar. 31, 2012
Balance Sheet and Cash Flow Supplemental Disclosures [Abstract]
Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows
Note 13 - Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated
                  Statements of Cash Flows

"Other accrued liabilities" reported on the condensed consolidated balance sheets include the following:

	March 31, 2012	December 31, 2011
	(in thousands)

Accrued compensation	$8,762	$19,581
Accrued interest	84,796	55,170
Other	2,146	1,147
	$95,704	$75,898

Supplemental disclosures to the condensed consolidated statements of cash flows are presented below:

	Three Months Ended March 31,
	2012	2011
	(in thousands)

Cash payments for interest, net of amounts capitalized	$42,517	$62,983
Cash payments for income taxes	$20	$557
Noncash investing activities:
In connection with the acquisition of oil and natural gas properties, liabilities were assumed as follows:
Fair value of assets acquired	$1,257,765	$234,482
Cash paid, net of cash acquired	(1,230,304)	(237,349)
Receivables from sellers	772	2,087
Payables to sellers	-	(1,456)
Liabilities assumed	$28,233	$(2,236)

For purposes of the condensed consolidated statements of cash flows, the Company considers all highly liquid short-term investments with original maturities of three months or less to be cash equivalents.  Restricted cash of approximately $4 million is included in "other noncurrent assets" on the condensed consolidated balance sheets at March 31, 2012, and December 31, 2011, and represents cash deposited by the Company into a separate account and designated for asset retirement obligations in accordance with contractual agreements.

The Company manages its working capital and cash requirements to borrow only as needed from its Credit Facility.  At December 31, 2011, approximately $54 million was included in "accounts payable and accrued expenses" on the consolidated balance sheet which represents reclassified net outstanding checks.  There was no such balance at March 31, 2012.  The Company presents these net outstanding checks as cash flows from financing activities on the condensed consolidated statements of cash flows.